40. Other general administrative expenses (Details Text) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other information
Approximate value of taxes (audit fees)	R$ 1.5	R$ 3.6	R$ 2.9